Legal proceedings and IP Indemnification Claims Narrative (Details) (EUR €) In Millions, unless otherwise specified	1 Months Ended						12 Months Ended	1 Months Ended
	Nov. 30, 2013	Jan. 31, 2012 patent	Feb. 28, 2011 patent	May 31, 2010 patent	Feb. 29, 2012 customer lawsuit	Sep. 30, 2011 customer	Dec. 31, 2014 patent	Oct. 31, 2010 customer patent	May 31, 2012 lawsuit
Nokia [Member]
COMMITMENTS AND CONTINGENCIES
Alleged damages	€ 32
M2M Solutions LLC [Member]
COMMITMENTS AND CONTINGENCIES
Patents found not infringed		1
Number of patents allegedly infringed		2
GBT [Member]
COMMITMENTS AND CONTINGENCIES
Number of patents allegedly infringed			2
Number of customers against whom a patent litigation lawsuit was filed				2
Number of lawsuits									2
Intellectual Ventures [Member]
COMMITMENTS AND CONTINGENCIES
Number of customers against whom a patent litigation lawsuit was filed					2
Number of lawsuits					2
Mayfair Wireless, LLC [Member]
COMMITMENTS AND CONTINGENCIES
Number of customers against whom a patent litigation lawsuit was filed						2
Barnes and Noble, Inc. [Member]
COMMITMENTS AND CONTINGENCIES
Number of patents allegedly infringed							9
Number of patents-in-suit related to 3G products							2
Eon Corp. IP Holdings, LLC [Member]
COMMITMENTS AND CONTINGENCIES
Number of patents allegedly infringed		1						4
Number of customers against whom a patent litigation lawsuit was filed								1